Investments In Marketable Debt Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Debt Securities

Marketable debt securities consisted of the following at December 31:

2012	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$217.2	$1.5	$.1	$218.6
U.S. corporate securities	59.8	.3		60.1
U.S. government and agency securities	.8			.8
Non-U.S. government securities	349.3	5.8	.1	355.0
Non-U.S. corporate securities	447.5	1.4	.2	448.7
Other debt securities	108.9	.6		109.5

	$1,183.5	$9.6	$.4	$1,192.7

2011	AMORTIZED COST	UNREALIZED GAINS	UNREALIZED LOSSES	FAIR VALUE
U.S. tax-exempt securities	$291.9	$2.6	$.1	$294.4
U.S. corporate securities	27.4	.3	.2	27.5
U.S. government and agency securities	1.9			1.9
Non-U.S. government securities	361.2	6.0	.1	367.1
Non-U.S. corporate securities	148.0	.5	.2	148.3
Other debt securities	70.3	.6		70.9

	$900.7	$10.0	$.6	$910.1

Contractual Maturities of Debt Securities

Contractual maturities at December 31, 2012 were as follows:

Maturities:	AMORTIZED COST	FAIR VALUE
Within one year	$466.0	$468.2
One to five years	717.3	724.3
Six to ten years	.2	.2

	$1,183.5	$1,192.7